INCOME TAXES (Tables)	6 Months Ended
Jun. 30, 2025
Income Tax Disclosure [Abstract]
Schedule of provision for income taxes

	For the six months ended June 30,
	2024	2025
	$US	$US
	(Unaudited)
Provisions for current income tax	963,092	1,799,951
Provisions for deferred income tax	(218,239)	131,411
Total	744,853	1,931,362

Schedule of income tax expense

	For the six months ended June 30,
	2024	2025
	$US	$US
	(Unaudited)
Income before income tax provision	6,173,389	7,771,875
Tax at the PRC EIT tax rates	1,543,347	1,942,969
HNTE tax incentive	(520,729)	(361,863)
Tax effect of non-deductible expenses	31,500	343,970
Tax effect of Research and development expenses deduction	(35,817)	(31,828)
Non-taxable investment income	(166,166)	—
Write-off of net operating loss carry forwards	(10,465)	—
Others	(62,211)	—
Change in valuation allowance	(34,606)	38,114
Income tax expense	744,853	1,931,362

Schedule of deferred tax assets and deferred tax liability

	As of
	December 31, 2024	June 30, 2025
	$US	$US
		(Unaudited)
Deferred tax assets:
Tax loss carry-forwards	69,622	104,467
Provision for credit loss	2,765	2,634
Inventory provision	166,289	243,593
Lease liability	222,361	186,976
Valuation allowance	(63,346)	(99,664)
Total deferred tax assets	397,691	438,006
Deferred tax liabilities:
Investment Income	(727,868)	(958,476)
Operating right-of-use assets	(233,111)	(195,945)
Finance lease right-of-use assets	(9,541)	—
Total deferred tax liabilities	(970,520)	(1,154,421)

Schedule of Changes in valuation allowance

	As of
	December 31, 2024	June 30, 2025
	$US	$US
		(Unaudited)
Balance at beginning of the period	110,864	63,346
(Reduction)/addition	(46,273)	38,114
Foreign currency translation adjustment	(1,245)	(1,796)
Balance at end of the period	63,346	99,664